Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2023	Mar. 31, 2022
Empresa Mixta Ecosocialista Siembra Minera S.a.
[custom:SiembraMineraCostsToDate-0]		$ 22.9
[custom:CostsPreviouslyClassifiedAsSiembraMinera-0]	$ 0.8